Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000016740
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,431	$ 11,494	$ 11,616	$ 11,825	$ 11,701	$ 11,693	$ 11,888	$ 11,667	$ 11,847	$ 11,698	$ 11,621	$ 11,517	$ 11,313	$ 11,294	$ 11,444	$ 11,411	$ 11,392	$ 11,401	$ 11,074	$ 10,377	$ 10,553	$ 10,866	$ 11,028	$ 10,985	$ 10,859	$ 10,952	$ 10,936	$ 10,717	$ 11,012	$ 10,619	$ 10,662	$ 10,097	$ 10,269	$ 10,746	$ 11,024	$ 10,705	$ 10,955	$ 10,849	$ 11,243	$ 11,637	$ 11,728	$ 12,082	$ 12,054	$ 11,938	$ 11,951	$ 12,067	$ 12,131	$ 12,029	$ 11,977	$ 11,888	$ 11,760	$ 11,683	$ 11,908	$ 11,806	$ 11,687	$ 11,460	$ 11,484	$ 11,519	$ 11,555	$ 11,353	$ 11,140	$ 10,803	$ 11,059	$ 11,745	$ 11,557	$ 11,346	$ 11,311	$ 11,295	$ 11,291	$ 11,384	$ 11,186	$ 11,110	$ 11,069	$ 10,908	$ 10,855	$ 10,672	$ 10,607	$ 10,531	$ 10,432	$ 10,321	$ 10,424	$ 10,490	$ 10,475	$ 10,460	$ 10,457	$ 10,349	$ 10,392	$ 10,354	$ 10,407	$ 10,542	$ 10,432	$ 10,463	$ 10,449	$ 10,479	$ 10,407	$ 10,336	$ 10,353	$ 10,202	$ 10,129	$ 10,123	$ 10,050	$ 10,011	$ 9,901	$ 10,281	$ 10,396	$ 10,456	$ 10,448	$ 10,452	$ 10,280	$ 10,239	$ 10,165	$ 10,112	$ 10,124	$ 10,018	$ 9,954	$ 9,901	$ 9,870	$ 9,817	$ 9,787	$ 9,703	$ 9,725
C000016743
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,873	10,941	11,050	11,271	11,159	11,145	11,353	11,148	11,328	11,193	11,126	11,033	10,845	10,834	10,970	10,959	10,947	10,964	10,656	9,991	10,167	10,475	10,638	10,603	10,488	10,585	10,577	10,372	10,663	10,276	10,337	9,795	9,968	10,439	10,715	10,399	10,662	10,565	10,956	11,347	11,443	11,796	11,776	11,670	11,691	11,812	11,883	11,791	11,747	11,668	11,549	11,481	11,710	11,618	11,508	11,292	11,323	11,365	11,408	11,217	11,013	10,687	10,947	11,634	11,454	11,252	11,225	11,217	11,221	11,320	11,131	11,063	11,029	10,876	10,831	10,655	10,596	10,528	10,423	10,332	10,441	10,515	10,507	10,499	10,502	10,400	10,450	10,419	10,479	10,622	10,519	10,557	10,549	10,587	10,521	10,456	10,480	10,334	10,266	10,257	10,200	10,167	10,062	10,456	10,580	10,647	10,635	10,657	10,488	10,453	10,384	10,338	10,345	10,255	10,195	10,148	10,112	10,075	10,050	9,971	10,000
C000016744
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,027	12,077	12,202	12,419	12,301	12,275	12,477	12,243	12,429	12,271	12,188	12,090	11,860	11,837	11,991	11,955	11,932	11,939	11,595	10,863	11,045	11,385	11,537	11,489	11,370	11,451	11,432	11,215	11,506	11,094	11,136	10,545	10,721	11,231	11,504	11,169	11,441	11,315	11,723	12,144	12,223	12,589	12,571	12,435	12,459	12,577	12,628	12,520	12,464	12,382	12,234	12,152	12,383	12,276	12,150	11,925	11,948	11,970	12,004	11,793	11,569	11,218	11,482	12,204	12,008	11,787	11,748	11,730	11,724	11,805	11,611	11,518	11,486	11,305	11,248	11,056	11,000	10,920	10,802	10,699	10,790	10,857	10,852	10,834	10,829	10,704	10,746	10,717	10,771	10,908	10,781	10,811	10,794	10,835	10,748	10,683	10,688	10,530	10,465	10,446	10,380	10,326	10,211	10,613	10,718	10,789	10,768	10,781	10,603	10,559	10,470	10,425	10,425	10,314	10,246	10,201	10,156	10,100	10,067	9,990	10,000
C000016745
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,204,312	1,210,800	1,221,836	1,243,569	1,231,758	1,229,152	1,249,394	1,225,915	1,244,606	1,230,216	1,221,871	1,210,624	1,187,521	1,185,274	1,200,723	1,198,518	1,194,791	1,196,994	1,160,969	1,087,657	1,105,849	1,139,904	1,155,193	1,151,823	1,138,432	1,146,543	1,144,669	1,122,965	1,152,108	1,110,804	1,115,062	1,055,752	1,073,464	1,124,527	1,151,924	1,118,384	1,145,640	1,134,338	1,173,885	1,216,135	1,224,058	1,260,712	1,258,903	1,245,236	1,247,697	1,259,509	1,264,638	1,253,759	1,249,439	1,239,906	1,225,067	1,216,766	1,239,924	1,229,147	1,216,527	1,193,966	1,196,285	1,198,420	1,201,874	1,180,744	1,159,602	1,123,168	1,149,663	1,222,079	1,202,360	1,180,166	1,176,260	1,174,356	1,173,717	1,181,861	1,162,390	1,152,969	1,149,742	1,131,683	1,127,297	1,106,853	1,101,164	1,093,117	1,081,331	1,070,900	1,080,057	1,086,752	1,086,138	1,084,320	1,083,759	1,071,254	1,075,533	1,072,638	1,077,987	1,091,755	1,078,968	1,081,938	1,080,203	1,084,297	1,075,526	1,069,045	1,069,500	1,053,680	1,047,112	1,045,214	1,038,618	1,033,254	1,021,741	1,060,898	1,072,548	1,078,416	1,076,276	1,077,513	1,059,557	1,055,132	1,047,290	1,041,687	1,042,694	1,031,571	1,024,696	1,019,052	1,015,655	1,010,074	1,006,727	997,951	1,000,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,348	12,341	12,441	12,655	12,531	12,468	12,653	12,438	12,622	12,498	12,401	12,289	12,103	12,139	12,291	12,291	12,275	12,339	12,058	11,338	11,436	11,781	11,953	11,906	11,788	11,891	11,918	11,660	11,929	11,596	11,563	11,046	11,139	11,584	11,843	11,538	11,730	11,559	11,888	12,286	12,330	12,677	12,657	12,550	12,587	12,678	12,725	12,620	12,586	12,548	12,444	12,367	12,567	12,488	12,412	12,227	12,264	12,262	12,319	12,115	12,016	11,646	11,794	12,238	12,082	11,869	11,833	11,803	11,782	11,877	11,693	11,599	11,557	11,400	11,357	11,180	11,121	11,037	10,907	10,787	10,854	10,925	10,897	10,870	10,861	10,738	10,777	10,737	10,769	10,898	10,785	10,843	10,816	10,872	10,790	10,703	10,742	10,574	10,498	10,475	10,403	10,334	10,215	10,610	10,723	10,777	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,237	10,196	10,156	10,083	10,063	9,991	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 1,234,844	$ 1,234,052	$ 1,244,075	$ 1,265,522	$ 1,253,097	$ 1,246,848	$ 1,265,269	$ 1,243,784	$ 1,262,188	$ 1,249,835	$ 1,240,055	$ 1,228,855	$ 1,210,303	$ 1,213,864	$ 1,229,086	$ 1,229,125	$ 1,227,548	$ 1,233,850	$ 1,205,824	$ 1,133,846	$ 1,143,578	$ 1,178,107	$ 1,195,315	$ 1,190,605	$ 1,178,797	$ 1,189,101	$ 1,191,824	$ 1,165,954	$ 1,192,929	$ 1,159,619	$ 1,156,309	$ 1,104,641	$ 1,113,905	$ 1,158,364	$ 1,184,320	$ 1,153,834	$ 1,173,047	$ 1,155,877	$ 1,188,757	$ 1,228,584	$ 1,233,001	$ 1,267,702	$ 1,265,660	$ 1,254,976	$ 1,258,656	$ 1,267,805	$ 1,272,475	$ 1,262,008	$ 1,258,552	$ 1,254,808	$ 1,244,371	$ 1,236,744	$ 1,256,711	$ 1,248,753	$ 1,241,192	$ 1,222,740	$ 1,226,424	$ 1,226,164	$ 1,231,944	$ 1,211,539	$ 1,201,649	$ 1,164,602	$ 1,179,404	$ 1,223,795	$ 1,208,215	$ 1,186,890	$ 1,183,277	$ 1,180,325	$ 1,178,214	$ 1,187,735	$ 1,169,291	$ 1,159,943	$ 1,155,676	$ 1,139,960	$ 1,135,692	$ 1,118,019	$ 1,112,065	$ 1,103,722	$ 1,090,663	$ 1,078,723	$ 1,085,407	$ 1,092,480	$ 1,089,681	$ 1,087,043	$ 1,086,116	$ 1,073,820	$ 1,077,666	$ 1,073,703	$ 1,076,921	$ 1,089,751	$ 1,078,479	$ 1,084,285	$ 1,081,645	$ 1,087,172	$ 1,078,961	$ 1,070,302	$ 1,074,155	$ 1,057,374	$ 1,049,757	$ 1,047,483	$ 1,040,260	$ 1,033,447	$ 1,021,455	$ 1,061,026	$ 1,072,275	$ 1,077,654	$ 1,076,202	$ 1,075,545	$ 1,058,703	$ 1,055,847	$ 1,048,140	$ 1,044,831	$ 1,043,190	$ 1,030,890	$ 1,023,698	$ 1,019,644	$ 1,015,606	$ 1,008,302	$ 1,006,326	$ 999,089	$ 1,000,000